General and administrative expense (Details) - Schedule of general and administrative expense - CHF (SFr)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of general and administrative expense [Abstract]
Employee benefits and expenses	SFr 811,373	SFr 1,010,708	SFr 1,084,112
Business development	95,663	113,959	43,816
Travel expenses	28,898	102,679	70,944
Administration expenses	1,645,530	2,653,914	2,797,526
Lease expenses from short-term lease	13,871	27,362	52,416
Depreciation tangible assets	3,555	10,740	186,520
Capital tax expenses	(4,228)	14,501	29,200
Total general and administrative expenses	SFr 2,594,662	SFr 3,933,863	SFr 4,264,534